Income Taxes - Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Current year	$ 2,581	$ 1,782
Adjustments to current income tax of prior years	(116)	(48)
Deferred:
Origination and reversal of temporary differences	(477)	542
Adjustments in respect of deferred income tax of prior years	128	96
Changes in tax rates and legislation	26	(60)
Movement in unrecognized deferred income tax assets	29	(18)
Total Income Tax Expense (Recovery)	$ 2,171	$ 2,294